INVESTMENTS - Short-term and long-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS
Short-term held-to-maturity debt investments	$ 7,304	$ 54,224
Structured note - maturity within 1 year	50,989	52,296
Short-term trading securities	560
Total short-term investments	$ 58,853	$ 106,520